Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$1,499.8	$1,711.8	$345.4	$252.0	$3,809.0
Energy and Capacity Purchase Contracts	167.8	377.7	349.1	570.5	1,465.1
Total	$1,667.6	$2,089.5	$694.5	$822.5	$5,274.1

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$840.9	$1,102.9	$263.2	$9.2	$2,216.2
Energy and Capacity Purchase Contracts	40.5	82.7	79.9	127.0	330.1
Total	$881.4	$1,185.6	$343.1	$136.2	$2,546.3

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$200.9	$235.2	$53.3	$222.4	$711.8
Energy and Capacity Purchase Contracts	140.9	290.0	273.8	276.8	981.5
Total	$341.8	$525.2	$327.1	$499.2	$1,693.3

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$34.4	$66.5	$63.7	$169.8	$334.4

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$35.8	$14.5	$—	$—	$50.3
Energy and Capacity Purchase Contracts	47.1	116.3	122.8	91.4	377.6
Total	$82.9	$130.8	$122.8	$91.4	$427.9

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$133.7	$84.7	$—	$—	$218.4
Energy and Capacity Purchase Contracts	10.1	31.6	13.2	—	54.9
Total	$143.8	$116.3	$13.2	$—	$273.3

(a)Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$287.4	January 2023 to December 2023
AEP Texas	1.8	July 2023